General (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
General [Abstract]
Net loss	$ (9,412)	$ (3,679)	$ (7,472)
Cash flows from operating activities	(1,861)	(2,197)	(5,104)
Working capital	(2,289)
Accumulated deficit	(84,303)	(72,133)	(74,975)
Impairment of loans	$ 5,973